Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 12, 2019	Jul. 01, 2019
Movements in right-of-use assets
As at July 1, 2019	¥ 411,115	¥ 0
Additions - new leases	9,571
Lease modification	131,634	131,634
Depreciation of right-of-use assets	(30,485)	(30,485)	¥ 0	¥ 0
Derecognition of a lease contract due to termination	(4,226)
As at June 30, 2020	517,609	517,609	0
Leases recognized in profit or loss
Depreciation of right-of-use assets	30,485	30,485	0	¥ 0
Interest on lease liabilities		4,363
IFRS Gain (Loss) on Contract Termination		39
Lease expenses			35,639
Amounts included in the statement of cash flow for leases
Within operating cash flows		826
Within investing cash flows		524,996
Within financing cash flows		6,895
Amount included in cash flows		532,717
lease prepayments					¥ 524,996
lease liabilities and the movements
As at July 1, 2019	411,090
New leases		9,571
Lease modification	131,634	131,634
Accretion of interest recognized during the year		4,363
Payments		(531,891)
Derecognition of a lease contract due to termination		(4,265)
As at June 30, 2020	20,502	20,502
Analyzed into:
Current portion	1,753	1,753	0
Non-current portion	18,749	18,749	¥ 0
IFRS 16
Movements in right-of-use assets
As at July 1, 2019	411,115
Depreciation of right-of-use assets		(30,485)
Leases recognized in profit or loss
Depreciation of right-of-use assets		30,485
Interest on lease liabilities		4,363
Expense relating to short-term leases		147
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets		679
IFRS Gain (Loss) on Contract Termination		39
lease liabilities and the movements
As at July 1, 2019	¥ 411,090
Accretion of interest recognized during the year		¥ 4,363
Analyzed into:
Current portion						¥ 16,754
Non-current portion						¥ 394,336
Maximum [member]
Amounts included in the statement of cash flow for leases
Lease agreements, initial terms		20 years
Minimum [member]
Amounts included in the statement of cash flow for leases
Lease agreements, initial terms		3 years